Share-based Payments - Narrative - RSU (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSU [Line Items]
Number of common shares redeemable from each RSU (in shares)	1
Liability settled share based awards	$ 1,805	$ 4,703
Share-based payment expense	14,699	13,950	$ 10,718
Liability for share based awards	$ 4,128	2,659
Minimum
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Maximum
RSU [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	3 years
Performance based RSU
RSU [Line Items]
Liability for share based awards	$ 5,900	1,900
Liability settled share based awards		4,800
Excess of fair value at reclassification date over grant date fair value		2,900
Current liabilities from share based payment transactions	1,800
Liability for share based awards	4,100
Liabilities from share based payment transactions, performance and market conditions met	1,800
2017 performance based RSU
RSU [Line Items]
Share-based payment arrangement, cash settlement value			12,500
Share-based payment arrangement after tax deduction, cash used to settle award			7,200
2018 performance based RSU
RSU [Line Items]
Share-based payment arrangement, cash settlement value		(10,700)
Share-based payment arrangement after tax deduction, cash used to settle award		6,400
Performance, market and service based RSU
RSU [Line Items]
Share-based payment expense	1,600	1,500	$ 5,700
Expense in respect of RSU liability award	$ 1,100	$ 600